Related party transactions (Details) (USD $)	3 Months Ended	6 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended		3 Months Ended		6 Months Ended	0 Months Ended
	Jun. 30, 2013	Jun. 30, 2013	Jun. 30, 2014 Richmont Holdings	Dec. 31, 2013 Richmont Holdings	Jun. 30, 2013 Richmont Holdings	Jun. 30, 2014 Richmont Holdings	Jun. 30, 2013 Richmont Holdings	Dec. 31, 2013 Richmont Holdings	Dec. 31, 2012 Richmont Holdings	Dec. 31, 2013 Richmont Holdings Minimum	Jun. 30, 2014 Actitech, L.P.	Jun. 30, 2014 Actitech, L.P.	Jun. 27, 2014 Tamala L. Longaberger TLC	Jul. 11, 2014 Tamala L. Longaberger AEI Subsequent event	Jul. 02, 2014 Tamala L. Longaberger AEI Subsequent event	Jul. 11, 2014 Tamala L. Longaberger AEI Subsequent event
Related party transactions
Term of agreement										1 year
Reimbursement fee payable per month				$ 160,000
Expense Reimbursement Fees	460,000	910,000	480,000		460,000	960,000	910,000	1,870,000	450,000
Amount paid to the related party											15,279	131,644
Amount lent by the related party													$ 42,000	$ 800,000	$ 158,000	$ 958,000